LEASES (Schedule of Operating Leases) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
LEASES [Abstract]
Operating lease expenses	$ 944	$ 1,586	$ 1,680
2021	798
2022	805
2023	649
2024	610
2025 and after	735
Total operating lease payments	3,597
Less: imputed interest	431
Present value of lease liabilities	3,166
Lease liabilities, current	639	600
Lease liabilities, non- current	$ 2,527	$ 2,978